SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2017
SEGMENT REPORTING
Schedule of segment information

Revenue:

	Thousands of Yen
	2015		2016	2017
Japan-legal
Outside customers		¥3,105,983	¥3,726,683	¥3,740,903
Intersegment*(1)		739,796	844,455	571,889
Total		3,845,779	4,571,138	4,312,792

Japan-AI
Outside customers	¥	―	¥118,915	¥288,012
U.S.
Outside customers		2,784,470	6,223,652	6,800,966
Intersegment*(1)		121,546	101,628	179,763
Total		2,906,016	6,325,280	6,980,729

Other
Outside customers		384,007	483,758	377,850
Intersegment*(1)		124,488	138,977	47,876
Total		508,495	622,735	425,726

Eliminations		(985,830)	(1,085,061)	(799,529)

Total revenue after eliminations		6,274,460	10,553,007	11,207,730

Adjustments*(2)		30,466	3,229	13,045

Total consolidated revenue		¥6,304,926	¥10,556,236	¥11,220,775

______________________________

*(1)  Intersegment transaction prices and other conditions are determined based on market prices and total costs of transactions.

*(2)  These amounts primarily represent the net impact of adjustments arising from differences in the timing of the revenue recognition under U.S. GAAP and Japanese GAAP.

Segment Performance Measures:

	Thousands of Yen
	2015	2016	2017
Segment profit (loss)
Japan	¥303,149	¥557,597	¥698,608
Japan-AI	—	(527,420)	(728,926)
U.S.	39,926	35,013	(1,132,981)
Other	(77,006)	3,933	(43,363)

Total segment profit after eliminations	266,069	69,123	(1,206,662)

Adjustments*(3)	9,353	(139,402)	27,811

Total consolidated operating income (loss)	275,422	(70,279)	(1,178,851)

Unallocated amounts:
Interest income	1,699	1,672	3,634
Interest expense	(28,177)	(54,793)	(125,743)
Gain (loss) on derivatives	—	(258,205)	43,594
Foreign currency exchange gains (losses)	200,438	161,680	(13,751)
Dividend income	9,000	11,250	14,400
Other-net	(85)	(20,075)	(60,255)

Total consolidated income (loss) before income taxes	¥458,297	¥(228,750)	¥(1,316,972)

* (3) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, amortization of goodwill, remeasurement of earn-out and vacation allowance expenses for employees.

Segment Assets:

	Thousands of Yen
	2016	2017
Segment assets
Japan	¥11,586,133	¥12,334,732
Japan-AI	358,045	3,468,157
U.S.	7,658,961	8,600,034
Others*(4)	720,152	734,277

Eliminations	(7,404,501)	(8,978,328)

Total segment assets after eliminations	12,918,790	16,158,872

Adjustments*(5)	(52,135)	86,736

Total consolidated assets	¥12,866,655	¥16,245,608

*(4) The Company recognized an impairment loss on long-lived assets of ¥5,144 thousand for the year ended March 31, 2016 related to property, plant and equipment owned by a subsidiary in Taiwan.

*(5) Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for revenue recognition, depreciation and amortization and deferred tax assets.

Capital expenditures on long-lived assets:

	Thousands of Yen
	2015	2016	2017
Capital expenditures
Japan	¥575,196	¥300,447	¥616,757
Japan-AI	―	155,442	384,606
U.S.	89,463	660,982	361,777
Others	24,628	8,982	6,331

Total consolidated capital expenditures	¥689,287	¥1,125,853	¥1,369,471

Capital expenditures relate to property and equipment, capitalized computer software costs and other intangible assets on an accrual basis, other than those disclosed in Note 2 of the notes to the consolidated financial statements.

Other Significant Items:

	Thousands of Yen
	2015	2016	2017
Depreciation and amortization
Japan	¥431,287	¥474,533	¥444,094
Japan-AI		48,504	125,715
U.S.	113,768	313,025	429,618
Others	42,703	47,545	39,769

Total depreciation and amortization	587,758	883,607	1,039,196

Adjustments	1,774	12,218	9,431

Total consolidated depreciation and amortization	¥589,532	¥895,825	¥1,048,627

Adjustments primarily relate to differences between U.S. GAAP and Japanese GAAP for depreciation and amortization.

Schedule of revenue by service categories

	Thousands of Yen
	2015	2016	2017
eDiscovery
Review	¥832,492	¥1,998,276	¥2,630,785
Other	5,027,090	8,047,850	7,830,595
Total	5,859,582	10,046,126	10,461,380
Investigation	299,095	283,957	304,233
AI	—	118,914	288,011
Sales of software	24,344	41,054	44,523
Sales of forensic tools	21,926	41,794	29,971
Forensic training	6,325	9,990	12,485
Other	93,654	14,401	80,172
Total revenue	¥6,304,926	¥10,556,236	¥11,220,775